Taxation - Reconciliation of effective tax rate (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Reconciliation of average effective tax rate and applicable tax rate
South African normal tax rate	28.00%	28.00%	28.00%
Increase in rate of tax due to - disallowed preference share dividends	0.30%	0.90%	0.90%
Increase in rate of tax due to - disallowed expenditure	9.40%	4.20%	2.30%
Increase in rate of tax due to - disallowed share-based payment expenses	2.90%	5.30%	0.10%
Increase in rate of tax due to - different tax rates	13.20%	2.60%	0.30%
Increase in rate of tax due to - effect of tax litigation matters			3.20%
Increase in rate of tax due to - tax losses not recognised	8.60%	9.30%	1.00%
Increase in rate of tax due to - prior year adjustments	2.00%	0.40%
Increase in rate of tax due to - other adjustments	2.00%	1.50%	0.40%
Normal tax rate plus increase in tax rate	66.40%	52.20%	36.20%
Decrease in rate of tax due to - exempt income	(1.70%)	(4.20%)	(0.40%)
Decrease in rate of tax due to - share of profits of equity accounted investments	(3.30%)	(2.60%)	(1.00%)
Decrease in rate of tax due to - effect of tax litigation matters	(8.20%)
Decrease in rate of tax due to - recognition of previously unrecognised deferred tax assets			(1.60%)
Decrease in rate of tax due to - utilisation of tax losses	(0.30%)	(0.40%)
Decrease in rate of tax due to - investment incentive allowances	(17.20%)	(6.90%)	(2.40%)
Decrease in rate of tax due to - effect of tax rate change in the US		(1.40%)
Decrease in rate of tax due to - translation differences	(0.90%)	(0.90%)	(0.90%)
Decrease in rate of tax due to - prior year adjustments			(1.40%)
Decrease in rate of tax due to - other adjustments	(0.60%)	(0.40%)	(0.20%)
Effective tax rate	34.20%	35.40%	28.30%
Adjusted effective tax rate	29.60%	27.30%	26.50%
Increase in energy efficiency allowance	R 4,200
Canadian shale gas asset
Reconciliation of average effective tax rate and applicable tax rate
Impairment loss	1,900	R 2,800
Deferred tax asset raised on impairment loss	R 0	0
Mozambique PSA
Reconciliation of average effective tax rate and applicable tax rate
Impairment loss		1,100
Deferred tax asset raised on impairment loss		R 0